Interest and Finance Expense	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Interest and Finance Expense	22. INTEREST AND FINANCE EXPENSE

	2021	2020
Interest expense	$3,660	$9,216
Finance fees	5,068	2,628
Accretion expense (Note 15)	7,470	8,260
	$16,198	$20,104